Contribution Plan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Contribution Plan [Abstract]
Total contributions, not per employee amount	¥ 33,002		$ 166,765	¥ 138,235
Discontinued operations		¥ 139,367		¥ 119,456
Contributions for employee benefits	¥ 29,434	¥ 27,350